Cover	Sep. 18, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2026
Entity File Number	001-12711
Entity Registrant Name	HYPERSCALE DATA, INC.
Entity Central Index Key	0000896493
Entity Tax Identification Number	94-1721931
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11411 Southern Highlands Parkway
Entity Address, Address Line Two	Suite 190
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89141
City Area Code	(949)
Local Phone Number	444-5464
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock, $0.001 par value
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	GPUS
Security Exchange Name	NYSE
13.00% Series D Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Title of 12(b) Security	13.00% Series D Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Trading Symbol	GPUS PD
Security Exchange Name	NYSE